Summary of Federal Income Tax Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax benefit (expense)	[1]	$ 177	$ (61)	$ (76)
Deferred tax benefit (expense)	[1]	231	(65)	(217)
Total federal income tax benefit (expense)		$ 408	$ (126)	$ (293)

[1]	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.